EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Amount of employee benefits expensed	¥ 12,682	$ 1,845	¥ 12,707	¥ 15,481